Warrants	12 Months Ended
Dec. 31, 2012
Warrants
Warrants

Note 7—Warrants

        During 2010, we repurchased 2,271 public warrants from holders for $1,608 in privately negotiated transactions. During 2010, holders of our warrants exercised 381 warrants. As of December 31, 2010, there were 7,357 warrants outstanding, including 30 shares of common stock underlying warrants embedded in our units. The warrants expired on October 17, 2011.